Quarterly Holdings Report
for
Fidelity Advisor® Capital Development Fund
December 31, 2024
ADESII-NPRT1-0325
1.827902.119
Common Stocks - 98.3%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	202,400	40,295,891
BRAZIL - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer SA ADR (b)	77,800	2,853,704
CANADA - 1.7%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Athabasca Oil Corp (b)	1,741,900	6,458,886
Imperial Oil Ltd	837,600	51,621,263
MEG Energy Corp	898,800	14,756,465
		72,836,614
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc Class B (b)	130,900	8,901,509
TOTAL CANADA		81,738,123
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (b)	972,400	11,540,676
FRANCE - 0.7%
Consumer Staples - 0.2%
Beverages - 0.2%
Pernod Ricard SA	77,100	8,705,180
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	117,800	18,863,432
Information Technology - 0.1%
Software - 0.1%
Dassault Systemes SE	143,200	4,955,284
TOTAL FRANCE		32,523,896
GERMANY - 1.2%
Information Technology - 1.2%
Software - 1.2%
SAP SE ADR (c)	234,000	57,613,140
ITALY - 0.1%
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV (c)	410,900	2,571,584
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	86,000	3,748,740
TOTAL ITALY		6,320,324
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	147,520	5,242,795
NETHERLANDS - 0.8%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	730,500	18,685,551
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE ADR (b)	6,600	4,059,000
Merus NV (b)	51,800	2,178,190
		6,237,190
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV depository receipt	189,822	4,806,293
TOTAL HEALTH CARE		11,043,483

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV depository receipt	8,100	5,613,948
BE Semiconductor Industries NV	33,400	4,577,235
		10,191,183
TOTAL NETHERLANDS		39,920,217
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	424,900	7,042,581
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	185,900	5,871,939
SWITZERLAND - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG (b)	53,100	5,888,363
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	135,800	26,819,142
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
JD Sports Fashion PLC	1,242,700	1,491,950
Consumer Staples - 0.4%
Beverages - 0.3%
Diageo PLC ADR	109,400	13,908,022
Tobacco - 0.1%
British American Tobacco PLC ADR	94,000	3,414,080
TOTAL CONSUMER STAPLES		17,322,102

Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	56,200	2,501,645
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC (b)	1,014,300	7,192,800
Information Technology - 0.1%
Software - 0.1%
Sage Group PLC/The	240,700	3,835,961
TOTAL UNITED KINGDOM		32,344,458
UNITED STATES - 90.1%
Communication Services - 9.6%
Entertainment - 0.5%
Walt Disney Co/The	233,800	26,033,630
Interactive Media & Services - 7.7%
Alphabet Inc Class A	614,000	116,230,200
Alphabet Inc Class C	516,060	98,278,466
Match Group Inc	258,300	8,448,993
Meta Platforms Inc Class A	247,739	145,053,662
Snap Inc Class A (b)	1,137,834	12,254,472
		380,265,793
Media - 1.4%
Charter Communications Inc Class A (b)	8,200	2,810,714
Comcast Corp Class A	1,777,800	66,720,834
		69,531,548
TOTAL COMMUNICATION SERVICES		475,830,971

Consumer Discretionary - 3.1%
Automobiles - 0.0%
Rivian Automotive Inc Class A (b)(c)	224,800	2,989,840
Broadline Retail - 0.1%
Amazon.com Inc (b)	16,200	3,554,118
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings Inc (i)	11,100	55,149,462
Expedia Group Inc Class A (b)	46,300	8,627,079
Marriott International Inc/MD Class A1	62,900	17,545,326
Starbucks Corp	91,500	8,349,375
		89,671,242
Household Durables - 0.2%
Mohawk Industries Inc (b)	50,500	6,016,065
Whirlpool Corp	30,200	3,457,296
		9,473,361
Specialty Retail - 0.9%
Lowe's Cos Inc	161,800	39,932,240
RH (b)	15,000	5,903,850
		45,836,090
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	46,200	3,495,954
TOTAL CONSUMER DISCRETIONARY		155,020,605

Consumer Staples - 4.4%
Beverages - 1.4%
Coca-Cola Co/The	565,200	35,189,352
Keurig Dr Pepper Inc	931,700	29,926,204
Monster Beverage Corp (b)	40,500	2,128,680
		67,244,236
Consumer Staples Distribution & Retail - 1.4%
Performance Food Group Co (b)	97,600	8,252,080
Sysco Corp	279,100	21,339,986
Target Corp	83,800	11,328,084
US Foods Holding Corp (b)	131,100	8,844,006
Walmart Inc (i)	215,100	19,434,285
		69,198,441
Food Products - 0.0%
Lamb Weston Holdings Inc	25,800	1,724,214
Personal Care Products - 1.5%
Estee Lauder Cos Inc/The Class A	131,000	9,822,380
Haleon PLC ADR (c)	3,462,200	33,029,388
Kenvue Inc	1,497,613	31,974,038
		74,825,806
Tobacco - 0.1%
Philip Morris International Inc	41,100	4,946,385
TOTAL CONSUMER STAPLES		217,939,082

Energy - 6.4%
Energy Equipment & Services - 0.1%
Tidewater Inc (b)	60,300	3,299,013
Oil, Gas & Consumable Fuels - 6.3%
Exxon Mobil Corp	2,020,629	217,359,062
Hess Corp	3,400	452,234
Shell PLC ADR	1,518,500	95,134,025
		312,945,321
TOTAL ENERGY		316,244,334

Financials - 18.0%
Banks - 12.5%
Bank of America Corp	3,012,115	132,382,454
Citigroup Inc	44,200	3,111,238
JPMorgan Chase & Co	220,200	52,784,142
M&T Bank Corp	116,500	21,903,165
PNC Financial Services Group Inc/The	278,516	53,711,811
US Bancorp	798,442	38,189,481
Wells Fargo & Co	4,482,421	314,845,251
		616,927,542
Capital Markets - 2.4%
Charles Schwab Corp/The	41,200	3,049,212
CME Group Inc Class A	5,100	1,184,372
KKR & Co Inc Class A	365,085	53,999,722
Moody's Corp	6,900	3,266,253
Morgan Stanley	64,300	8,083,796
MSCI Inc	2,800	1,680,028
Northern Trust Corp	401,195	41,122,488
Raymond James Financial Inc	23,850	3,704,621
		116,090,492
Financial Services - 2.8%
Apollo Global Management Inc	3,700	611,092
Corpay Inc (b)	17,600	5,956,192
Fidelity National Information Services Inc	29,500	2,382,715
Global Payments Inc	39,900	4,471,194
Mastercard Inc Class A	38,600	20,325,602
PayPal Holdings Inc (b)	94,700	8,082,645
Visa Inc Class A	297,400	93,990,296
		135,819,736
Insurance - 0.3%
Arthur J Gallagher & Co	32,500	9,225,125
Chubb Ltd	36,600	10,112,580
		19,337,705
TOTAL FINANCIALS		888,175,475

Health Care - 9.7%
Biotechnology - 0.4%
Alnylam Pharmaceuticals Inc (b)	39,500	9,294,745
Gilead Sciences Inc	35,400	3,269,898
Vaxcyte Inc (b)	110,900	9,078,274
		21,642,917
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	40,300	4,558,333
Becton Dickinson & Co	40,600	9,210,922
Boston Scientific Corp (b)	991,451	88,556,403
Masimo Corp (b)	20,400	3,372,120
Solventum Corp	55,375	3,658,073
		109,355,851
Health Care Providers & Services - 4.1%
Cardinal Health Inc	203,900	24,115,253
Cigna Group/The	129,100	35,649,674
Guardant Health Inc (b)	80,400	2,456,220
Humana Inc	81,700	20,728,107
McKesson Corp	65,580	37,374,698
UnitedHealth Group Inc	156,900	79,369,434
		199,693,386
Life Sciences Tools & Services - 0.4%
Danaher Corp	74,100	17,009,655
Thermo Fisher Scientific Inc	3,500	1,820,805
		18,830,460
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co	724,500	40,977,720
Eli Lilly & Co (i)	39,520	30,509,440
GSK PLC ADR	867,300	29,332,086
Johnson & Johnson	186,857	27,023,259
		127,842,505
TOTAL HEALTH CARE		477,365,119

Industrials - 15.8%
Aerospace & Defense - 9.2%
Boeing Co (b)	930,340	164,670,180
GE Aerospace	1,462,359	243,906,858
General Dynamics Corp	54,100	14,254,809
Huntington Ingalls Industries Inc	46,000	8,692,620
Spirit AeroSystems Holdings Inc Class A (b)	507,700	17,302,416
Textron Inc	37,500	2,868,375
		451,695,258
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	386,800	48,775,480
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	99,400	4,431,147
Veralto Corp	25,833	2,631,091
		7,062,238
Construction & Engineering - 0.0%
Centuri Holdings Inc	121,500	2,346,165
Electrical Equipment - 4.0%
GE Vernova Inc (i)	420,514	138,319,670
Hubbell Inc	33,718	14,124,133
Regal Rexnord Corp	74,100	11,495,133
Vertiv Holdings Co Class A	288,123	32,733,654
		196,672,590
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings Inc	282,900	15,005,016
Machinery - 1.1%
Allison Transmission Holdings Inc	66,000	7,131,960
Chart Industries Inc (b)	38,400	7,328,256
Cummins Inc	24,400	8,505,840
Deere & Co	21,900	9,279,030
Donaldson Co Inc	55,450	3,734,558
Nordson Corp	10,900	2,280,715
Otis Worldwide Corp	71,750	6,644,768
Stanley Black & Decker Inc	34,900	2,802,121
Westinghouse Air Brake Technologies Corp	29,702	5,631,202
		53,338,450
Professional Services - 0.1%
Equifax Inc	14,900	3,797,265
Trading Companies & Distributors - 0.0%
Watsco Inc	6,800	3,222,452
TOTAL INDUSTRIALS		781,914,914

Information Technology - 21.0%
IT Services - 0.2%
EPAM Systems Inc (b)	9,300	2,174,526
IBM Corporation	43,000	9,452,690
		11,627,216
Semiconductors & Semiconductor Equipment - 8.7%
Analog Devices Inc	43,100	9,157,026
Applied Materials Inc	75,800	12,327,354
Broadcom Inc (i)	219,600	50,912,064
Lam Research Corp	152,000	10,978,960
Marvell Technology Inc	513,467	56,712,430
Micron Technology Inc	62,800	5,285,248
NVIDIA Corp	1,899,500	255,083,855
QUALCOMM Inc	114,090	17,526,506
Teradyne Inc	58,200	7,328,544
		425,311,987
Software - 8.9%
Adobe Inc (b)	73,200	32,550,576
Autodesk Inc (b)	52,400	15,487,868
Elastic NV (b)	47,200	4,676,576
Intuit Inc	18,800	11,815,800
Microsoft Corp	782,700	329,908,050
Oracle Corp	245,700	40,943,448
		435,382,318
Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc	588,000	147,246,960
Dell Technologies Inc Class C	85,900	9,899,116
		157,146,076
TOTAL INFORMATION TECHNOLOGY		1,029,467,597

Materials - 0.3%
Chemicals - 0.2%
Air Products and Chemicals Inc	27,800	8,063,112
Sherwin-Williams Co/The	7,400	2,515,482
		10,578,594
Metals & Mining - 0.1%
Freeport-McMoRan Inc	120,379	4,584,032
TOTAL MATERIALS		15,162,626

Real Estate - 0.7%
Industrial REITs - 0.1%
Terreno Realty Corp	64,700	3,826,358
Residential REITs - 0.0%
Sun Communities Inc	24,000	2,951,280
Specialized REITs - 0.6%
American Tower Corp	64,400	11,811,604
Crown Castle Inc	167,500	15,202,300
Equinix Inc	1,400	1,320,046
		28,333,950
TOTAL REAL ESTATE		35,111,588

Utilities - 1.1%
Electric Utilities - 1.0%
Duke Energy Corp	18,200	1,960,868
Edison International	38,800	3,097,792
Entergy Corp	64,400	4,882,808
Southern Co/The	484,100	39,851,112
		49,792,580
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	21,800	3,005,566
TOTAL UTILITIES		52,798,146

TOTAL UNITED STATES		4,445,030,457
ZAMBIA - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
First Quantum Minerals Ltd (b)	3,918,500	50,512,926
TOTAL COMMON STOCKS (Cost $2,512,604,425)		4,851,558,632

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/13/2025 (i) (Cost $5,783,820)	4.32	5,833,000	5,785,593

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.36	74,708,626	74,723,568
Fidelity Securities Lending Cash Central Fund (g)(h)	4.35	12,022,745	12,023,947
TOTAL MONEY MARKET FUNDS (Cost $86,747,515)			86,747,515

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,605,135,760)	4,944,091,740
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(10,769,723)
NET ASSETS - 100.0%	4,933,322,017

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Booking Holdings Inc	Chicago Board Options Exchange	9	4,471,578	5,500.00	02/21/25	(36,765)
Booking Holdings Inc	Chicago Board Options Exchange	5	1,987,368	5,550.00	03/21/25	(36,100)
Broadcom Inc	Chicago Board Options Exchange	439	10,177,776	270.00	03/21/25	(321,568)
Eli Lilly & Co	Chicago Board Options Exchange	39	3,010,800	900.00	02/21/25	(29,543)
GE Vernova Inc	Chicago Board Options Exchange	406	13,354,558	380.00	02/21/25	(351,190)
Walmart Inc	Chicago Board Options Exchange	562	5,077,670	100.00	02/21/25	(41,307)

						(816,473)
Put Options
GE Vernova Inc	Chicago Board Options Exchange	200	6,578,600	280.00	02/21/25	(113,000)

						(113,000)
TOTAL WRITTEN OPTIONS						(929,473)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,871,939 or 0.1% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,871,939 or 0.1% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $43,863,972.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,876,990	130,469,521	111,622,943	986,722	-	-	74,723,568	74,708,626	0.1%
Fidelity Securities Lending Cash Central Fund	24,485,207	155,455,400	167,916,660	26,086	-	-	12,023,947	12,022,745	0.1%
Total	80,362,197	285,924,921	279,539,603	1,012,808	-	-	86,747,515	86,731,371

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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